Investment Objectives and Goals - PGIM Global Real Estate Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	The investment objectives of the Fund are capital appreciation and income.